Ioannis Tzouganatos Vice President	Prudential Center 800 Boylston Street 24th Floor Boston, MA 02199	Tel. 1-617-859-3458 Ioannis.tzouganatos@citi.com

August 29, 2016

U.S. Securities and Exchange Commission

Branch of Document Control

100 F Street NE

Washington, D.C. 20549

Re:	Mirae Asset Discovery Funds (the "Registrant")
File Nos. 333-166018; 811-22406
Filing Pursuant to 497(j)

Dear Sir or Madam:

This letter is being transmitted on behalf of the Registrant by means of electronic submission pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”).

Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as a certification on behalf of the Registrant that the Prospectuses and the Statements of Additional Information (the “SAIs”) dated August 26, 2016 do not differ from the Prospectuses and SAIs contained in Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A pursuant to the 1933 Act (Amendment No. 48 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”)). The Amendment was filed electronically with the Securities and Exchange Commission by EDGAR on August 26, 2016, accession number 0001447572-16-000108 under the 1940 Act.

If you have any questions concerning this filing, please do not hesitate to call Ioannis Tzouganatos at (617) 859-3458.

Sincerely,

/s/ Ioannis Tzouganatos

Vice President

cc:	Peter Lee
Laurin Blumenthal Kleiman
Carla Teodoro
Thomas Calabria